Regulatory Capital - Disclosure of Basel and Fixed Asset Ratios (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fixed Rate of Instruments [Abstract]
Basel Ratio	18.80%	19.10%
Tier I	16.20%	15.90%
Common Equity Tier I	16.20%	15.80%
Additional Tier I Capital	0.00%	0.10%
Tier II	2.60%	3.20%
Fixed Asset Ratio	23.90%	25.40%
Surplus Capital in Relation to Fixed Assets	R$ 37,101	R$ 34,298